Equity Incentive Awards (Details 1) (Stock Options [Member], USD $)	3 Months Ended
Mar. 31, 2014
Stock Options [Member]
Exercise Price	$ 1
Expected life (years)	6 years 1 month 17 days
Risk-free interest rate	1.61%
Expected volatility	67.62%
Expected dividend yield	0.00%